Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Accounts receivable consisted of the following:
	June 30,	December 31,
	2016	2015
Gaming revenues receivable	$906,590	$1,460,251